Shareholder Report, Line Graph (Details) 195592_Innovator Equity Dual Directional 10 Buffer ETF - July_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 30, 2025	Oct. 31, 2025
Innovator Equity Dual Directional 10 Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Dual Directional 10 Buffer ETF - July NAV
Accumulated Value	$ 10,000	$ 10,518
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,066
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 11,024